Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents
Cash and bank deposits	R$ 11,772	R$ 20,085
Bank deposits in foreign currency	14,143	154
Cash equivalents	190,445	190,904
Cash and cash equivalents	R$ 216,360	R$ 211,143	R$ 424,410	R$ 48,900
CDI
Cash and cash equivalents
Percentage of basis used to calculate interest rate	82.30%	90.40%
Average CDI rate during the year	12.38%	4.39%